July 1, 2013	Dodie Kent
Vice President and
Associate General Counsel
(212) 314-3970
(212) 707-1791

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company
Post-Effective Amendment No. 54 to the Registration Statement on Form N-4
File Nos. 333-31131 and 811-07659
CIK # 0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith a prospectus supplement (“Supplement”) as Post-Effective Amendment No.54 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No.312 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 49 of AXA Equitable.

This Supplement describes an offer we intend to make to contract owners in connection with certain guaranteed benefits offered by the contract. More specifically, AXA Equitable is offering to increase the contract owner’s account value in return for terminating the guaranteed minimum income benefit (and guaranteed minimum death benefit and earnings enhancement benefit, if applicable) and the standard death benefit. Contract owners are not required to accept this offer or take any other action under the contract. If the contract owner does not accept the offer, his or her contract will continue unchanged.

Contract owners that accept the offer may choose to remain invested in the contract without the guaranteed benefits and the standard death benefit. In the alternative, a contract owner may: (i) terminate his or her contract and receive the account value including the amount added to the contract; (ii) transfer all or part of his or her contract’s account value to another investment product; or (ii) exchange his or her contract for an annuity contract issued by another insurance company or a Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract. Exchanges from existing contracts into the Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract are designed to comply with the Rule 11a-2 of the Investment Company Act of 1940. The exchange offer program is described in Appendix II to the Supplement.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (212) 314-3970 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Dodie Kent

Dodie Kent

cc:	Alison White, Esq.
Christopher E. Palmer, Esq.